Convertible Notes, Annual Principal Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019
Annual Principal Payments [Abstract]
December 31, 2021	$ 20,412
Total	$ 173,289		$ 185,509
Jelco Notes [Member]
Convertible Notes [Abstract]
Notice period to prepay Jelco notes	5 days
Annual Principal Payments [Abstract]
December 31, 2021	$ 0
December 31, 2022	0
December 31, 2023	0
December 31, 2024	38,715
Thereafter	0
Total	$ 38,715		$ 38,715
Jelco [Member] | Jelco Notes [Member]
Convertible Notes [Abstract]
Conversion price (in dollars per share)	$ 1.20	$ 216